CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net income	$ (24,714)	$ (3,730)	$ (28,444)	$ (3,662)	$ 9,021	$ 7,465	$ 8,553	$ 12,382	$ 9,856	$ 6,883		$ 12,824	$ 37,674	$ 27,921
Other comprehensive (loss) income, net of tax:
Foreign currency translation			(33)									303	(172)	367
Amortization of unrecognized loss on employee benefits			0									0	(5)	16
Unrealized loss on short- term investments			0									0	0	(1)
Other comprehensive (loss) income			(33)								(33)	303	(177)	382
Comprehensive (loss) income			$ (28,477)								$ (28,477)	$ 13,127	$ 37,497	$ 28,303